Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Aerkomm Inc.
Entity Central Index Key	0001590496
Trading Symbol	AKOM
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	POS AM
Document Period End Date	Dec. 31, 2018
Entity Filer Category	Non-accelerated Filer